Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Taxes Assets and Liabilities	An unfavorable tax settlement would require an outflow of the Group´s cash and generally result in an increase in the effective tax rate in the period of resolution. A favorable tax settlement would generally be recognized as a reduction in the effective tax rate in the period of resolution.
	December 31, 2024	December 31, 2023
Deferred income taxes assets	651,178	774,861
Deferred income taxes liabilities	(1,095,291)	(1,360,257)
	(444,113)	(585,396)

Schedule of Deferred Tax Income and Social Contribution	These amounts originate from companies that do not have a history of profitability or sufficient future profit projections to support their recognition.
	Balance at January 1, 2024	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2024
Tax Loss and Negative Social Contribution Base	840,172	(23,641)	(136,885)	(372)	679,274
Expected credit losses on trade accounts receivable	38,086	8,701	(4,483)	1	42,305
Provisions for contingencies	125,393	(8,595)	(22,310)	—	94,488
Fair Value Adjustment	(70,257)	(30,997)	(4,583)	—	(105,837)
Inventory valuation	(148,818)	66,559	(1,248)	—	(83,507)
Hedge Operations (2)	(25,365)	69,993	1,597	(265)	45,960
Tax Credits - Foreign Subsidiaries	23,684	(14,851)	(36)	—	8,797
Provision for Work Accident Insurance - Foreign Subsidiaries	7,927	1,163	(126)	—	8,964
Pension Plan - Foreign Subsidiaries	11,956	(7,497)	(1,104)	(147)	3,208
Trade accounts payable accrual	230,959	22,747	(3,891)	39	249,854
Non-Deductible Interest Portion - U.S. Tax Reform	211,958	64,576	3,037	—	279,571
Right of use assets	25,417	4,104	(3,592)	37	25,966
Other Temporary Differences	68,889	(2,555)	(11,406)	(2,032)	52,896
Goodwill amortization	(851,839)	(41,842)	166,304	—	(727,377)
Business Combinations	(444,250)	(26,269)	4,602	—	(465,917)
Realization of other reserves	(115,640)	2,435	25,092	—	(88,113)
Cut Off Adjustments (sales)	618	15,678	(1,019)	—	15,277
Accelerated depreciation and amortization	(514,286)	31,273	3,091	—	(479,922)
Deferred taxes, net	(585,396)	130,982	13,040	(2,739)	(444,113)

	Balance at January 1, 2023	Statement of income	Exchange variation	Other Adjustments (1)	Balance at December 31, 2023
Tax Loss and Negative Social Contribution Base	649,164	161,447	29,561	—	840,172
Expected credit losses on trade accounts receivable	31,572	4,768	1,746	—	38,086
Provisions for contingencies	137,347	(19,555)	7,601	—	125,393
Fair Value Adjustment	(79,680)	15,130	(5,707)	—	(70,257)
Inventory valuation	(54,902)	(100,031)	6,115	—	(148,818)
Hedge Operations (2)	8,209	(32,848)	(138)	(588)	(25,365)
Tax Credits - Foreign Subsidiaries	13,196	10,438	21	29	23,684
Provision for Work Accident Insurance - Foreign Subsidiaries	6,139	1,806	(18)	—	7,927
Pension Plan - Foreign Subsidiaries	10,485	3,755	(59)	(2,225)	11,956
Trade accounts payable accrual	241,040	(13,775)	3,694	—	230,959
Non-Deductible Interest Portion - U.S. Tax Reform	76,563	135,106	289	—	211,958
Right of use assets	22,583	2,163	671	—	25,417
Other Temporary Differences	105,696	(31,586)	(10,629)	6,026	69,507
Goodwill amortization	(785,958)	(11,297)	(54,584)	—	(851,839)
Business Combinations	(441,428)	(185)	(2,637)	—	(444,250)
Realization of other reserves	(110,379)	3,246	(8,507)	—	(115,640)
Accelerated depreciation and amortization	(586,839)	74,790	(2,237)	—	(514,286)
Deferred taxes, net	(757,192)	203,372	(34,818)	3,242	(585,396)
	Balance at January 1, 2022	Statement of income	Exchange variation	Other Adjustments(1)	Balance at December 31, 2022
Tax Loss and Negative Social Contribution Base	431,501	194,061	23,100	502	649,164
Expected credit losses on trade accounts receivable	26,260	3,817	1,495	—	31,572
Provisions for contingencies	97,506	32,822	7,019	—	137,347
Present Value Adjustment - Customers	(45,506)	(31,852)	(2,322)	—	(79,680)
Inventory valuation	72,060	(131,120)	4,158	—	(54,902)
Hedge Operations (2)	(27,002)	21,888	(1,435)	14,758	8,209
Tax Credits - Foreign Subsidiaries	13,438	(245)	55	(52)	13,196
Provision for Work Accident Insurance - Foreign Subsidiaries	39,203	(32,812)	(252)	—	6,139
Pension Plan - Foreign Subsidiaries	21,677	(5,484)	(171)	(5,537)	10,485
Trade accounts payable accrual	264,851	(25,124)	1,313	—	241,040
Non-Deductible Interest Portion - U.S. Tax Reform	5,894	70,455	214	—	76,563
Right of use assets	6,072	16,003	508	—	22,583
Other Active Temporary Differences	23,495	36,416	46,979	(1,194)	105,696
Goodwill amortization	(705,645)	(35,984)	(44,329)	—	(785,958)
Business Combinations	(473,421)	42,827	(1,089)	(9,745)	(441,428)
Provision for Customer Returns - Foreign Subsidiaries	(33,416)	33,285	131	—	—
Realization of other reserves	(106,120)	3,097	(7,356)	—	(110,379)
Accelerated depreciation and amortization	(492,570)	(96,067)	1,798	—	(586,839)
Deferred taxes, net	(881,723)	95,983	29,816	(1,268)	(757,192)

(1)	Changes in deferred tax balance sheet accounts that do not directly impact the income statement are presented in a specific column in the notes to the financial statements. These adjustments mainly refer to deferred taxes on cash flow hedge transactions recognized in other comprehensive income, the settlement of a transaction with the Brazilian Federal Tax Authority involving deferred tax assets on tax loss carryforwards and negative bases, amounts related to the merger of Avetec, employee benefits recognized by the subsidiary Seara Alimentos, and the pension plan in the United States of America.

(2)	The hedge and hedge accounting operations are demonstrated in footnote 27 - Risk management and financial instruments.

Schedule of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense:
	2024	2023	2022
Profit (loss) before taxes	2,711,003	(259,728)	3,553,493
Brazilian statutory corporate tax rate	(34)%	(34)%	(34)%
Expected tax benefit (expense)	(921,741)	88,308	(1,208,188)

Adjustments to reconcile taxable income tax expense (benefit):
Share of profit of equity-accounted investees	1,001	3,243	4,013
Non-taxable tax benefits (1)	203,381	461,726	447,843
Difference of tax rates on taxable income from foreign subsidiaries	167,945	(16,299)	317,989
Transfer pricing adjustments	(952)	(12,265)	(34,145)
Profits taxed by-foreign jurisdictions (2)	(203,735)	(203,986)	(266,049)
Deferred income tax not recognized	(40,230)	(372,932)	94,238
Withholding tax expense	—	—	(172)
Non-taxable interest - Foreign subsidiaries	671	140,284	129,703
Donations and social programs expenses (3)	(891)	(7,524)	(114)
Research and development benefit	4,141	—	—
SELIC interest on tax credits	26,029	6,521	5,127
J&F Leniency expenses refund	—	—	35,138
Other permanent differences	20,988	40,917	64,661
Current and deferred income tax benefit (expense)	(743,393)	127,993	(409,956)

Current income tax	(870,474)	(69,460)	(515,264)
Deferred income tax	127,081	197,453	105,308
	(743,393)	127,993	(409,956)
Effective income tax rate	(27.42)%	49.28%	(11.54)%
(1)	The Group recognize grants given by Brazilian state governments as a presumed credit, partial and full reduction of the ICMS calculation base of certain goods in its production chain, in accordance with the regulations of each state. The amounts appropriated from these tax incentives as revenue in the statement of income are excluded from the calculation of taxes on income, when the requirements set forth in current legislation are achieved. During the for the year ended December 31, 2024, the Group recorded the amount of government subsidies in the amount of US$ 516,770 (US$1,400,450 for the year ended December 31, 2023), of which US$516,770 relates presumed VAT tax credit (US$582,488 for the year ended December 31, 2023). The exclusion of this tax benefit from the income tax and social contribution calculation base on net income reflected a tax gain for the year ended December 31, 2024 of US$ 174,410 referring to the presumed credit (US$198,433 for the year ended December 31, 2023).

(2)	According to Law No. 12,973/14, the income from foreign subsidiaries must be taxed at the Brazilian statutory tax rate of 34%, and the income tax paid abroad by these subsidiaries may be used to compensate income taxes to be paid in Brazil. The results obtained from foreign subsidiaries are subject to taxation by the countries where they are based, according to applicable rates and legislation (profits taxed by-foreign jurisdictions included in the reconciliation of income tax and social contribution expense). The Group analyzes the results of each subsidiary for the application of its income tax legislation, in order to respect the treaties signed by Brazil and avoid double taxation.

(3)	Refers to the donations, as described in Note 26 – Expenses by nature.